CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical)			6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 15, 2025 $ / shares shares	Aug. 06, 2025	Jun. 30, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Sep. 05, 2025 shares
Conversion ratio		0.10	0.1		0.10	0.10
Common shares, outstanding			13,324,608	13,290,803	13,290,803	1,316,702
Common Class B
Common shares, outstanding				0	0	0
Spring Valley Acquisition III | Common Class B
Conversion ratio			1	1
Common shares, outstanding			7,666,667	7,666,667	7,666,667
Spring Valley Acquisition III | Common Class B | Sponsor
Number of shares transferred	13,333
Transfer price per share | $ / shares	$ 43.48
Spring Valley Acquisition III | Founder shares | Common Class B
Number of shares no longer subject to forfeiture							1,000,000
Conversion ratio	1.33
Number of shares transferred	13,333
Transfer price per share | $ / shares	$ 43.48
Common shares, outstanding	7,666,667
Shares held by each independent director	40,000
Spring Valley Acquisition III | Founder shares | Common Class B | Maximum
Number of shares subject to forfeiture	1,000,000
Spring Valley Acquisition III | Founder shares | Common Class B | Sponsor
Number of shares no longer subject to forfeiture							1,000,000
Common shares, outstanding	7,546,667